Share capital - Narrative (Details) - Ordinary shares issue mandate € / shares in Units, € in Millions, shares in Millions	May 24, 2022 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Common stock, value authorised | €	€ 177.0
Common stock, shares authorised (in shares) | shares	2,530
Par value per share (in eur per share) | € / shares	€ 0.07